Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes

12. INCOME TAXES

The details of our consolidated income taxes before extraordinary item as reported are as follows:

	Years Ended December 31,
	2013	2012	2011
	(in millions)
Federal:
Current	$(45)	$(52)	$20
Deferred	676	698	786
Total Federal	631	646	806

State and Local:
Current	29	35	37
Deferred	24	(77)	(25)
Total State and Local	53	(42)	12

Income Tax Expense	$684	$604	$818

The following is a reconciliation of our consolidated difference between the amount of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

	Years Ended December 31,
	2013	2012	2011
	(in millions)
Net Income	$1,484	$1,262	$1,949
Extraordinary Item, Net of Tax of $112 million in 2011	-	-	(373)
Income Before Extraordinary Item	1,484	1,262	1,576
Income Tax Expense	684	604	818
Pretax Income	$2,168	$1,866	$2,394

Income Taxes on Pretax Income at Statutory Rate (35%)	$759	$653	$838
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation	47	39	41
Investment Tax Credits, Net	(14)	(14)	(15)
Energy Production Credits	-	-	(18)
State and Local Income Taxes, Net	29	(33)	(22)
Removal Costs	(21)	(18)	(20)
AFUDC	(31)	(39)	(42)
Valuation Allowance	5	6	86
U.K. Windfall Tax	(80)	15	-
Other	(10)	(5)	(30)
Income Tax Expense	$684	$604	$818

Effective Income Tax Rate	31.5%	32.4%	34.2%

The following table shows elements of the net deferred tax liability and significant temporary differences:

	December 31,
	2013	2012
	(in millions)
Deferred Tax Assets	$2,900	$2,900
Deferred Tax Liabilities	(13,088)	(12,098)
Net Deferred Tax Liabilities	$(10,188)	$(9,198)

Property Related Temporary Differences	$(7,508)	$(6,752)
Amounts Due from Customers for Future Federal Income Taxes	(273)	(289)
Deferred State Income Taxes	(765)	(683)
Securitized Assets	(870)	(780)
Regulatory Assets	(609)	(781)
Deferred Income Taxes on Other Comprehensive Loss	66	184
Accrued Nuclear Decommissioning	(554)	(475)
Net Operating Loss Carryforward	233	194
Tax Credit Carryforward	109	104
Valuation Allowance	(97)	(92)
All Other, Net	80	172
Net Deferred Tax Liabilities	$(10,188)	$(9,198)

AEP System Tax Allocation Agreement

We, along with our subsidiaries, file a consolidated federal income tax return. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to our subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

We are no longer subject to U.S. federal examination for years before 2011. We completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not materially impact net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011 and was completed in the second quarter of 2013. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, we accrue interest on these uncertain tax positions. We are not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

We, along with our subsidiaries, file income tax returns in various state, local and foreign jurisdictions. These taxing authorities routinely examine our tax returns and we are currently under examination in several state and local jurisdictions. However, it is possible that we have filed tax returns with positions that may be challenged by these tax authorities. We believe that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and the ultimate resolution of these audits will not materially impact net income. We are no longer subject to state, local or non-U.S. income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2012 and 2011, we recognized federal net income tax operating losses of $366 million and $226 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book-versus-tax temporary differences. We also had state net income tax operating loss carryforwards as indicated in the table below.

	State Net Income
	Tax Operating
	Loss	Year of
State	Carryforward	Expiration
	(in millions)
Indiana	$50	2033
Louisiana	428	2028
Oklahoma	241	2033
Tennessee	9	2026
Virginia	301	2031
West Virginia	725	2032

As a result, we recognized deferred federal, state and local income tax benefits in 2012 and 2011. As of December 31, 2013, we have $156 million of unrealized federal net operating loss carryforward tax benefits. We anticipate future taxable income will be sufficient to realize the remaining net income tax operating loss tax benefits before the federal carryforward expires after 2032. We also anticipate future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

At the end of 2013 and 2012, we had $121 million of uncertain tax positions netted against the federal net operating loss carryforward tax benefits.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2012, 2011 and 2009, along with lower federal and state taxable income in 2010, resulted in unused federal and state income tax credits. As of December 31, 2013, we have total federal tax credit carryforwards of $108 million and total state tax credit carryforwards of $98 million, not all of which are subject to an expiration date. If these credits are not utilized, the federal general business tax credits of $74 million will expire in the years 2028 through 2032 and the state coal tax credits of $29 million will expire in the years 2014 through 2022.

We anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. We do not anticipate state taxable income will be sufficient in future periods to realize the tax benefits of all state income tax credits before they expire and we have provided a valuation allowance accordingly.

Valuation Allowance

We assess past results and future operations to estimate and evaluate available positive and negative evidence to determine whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated was the net income tax operating losses sustained in 2012, 2011 and 2009. The positive evidence we considered is the history of positive pretax income and the fact that the tax losses resulted from temporary differences that will reverse in future periods. On the basis of the evaluation of all available positive and negative evidence, as of December 31, 2013, a valuation allowance of $41 million for state tax credits, net of federal tax, and $56 million for an unrealized capital loss has been recorded in order to recognize only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are materially impacted.

For a discussion of the tax implications of the unrealized capital loss resulting from our settlement with BOA and Enron, see “Enron Bankruptcy” section of Note 7.

Uncertain Tax Positions

In May 2013, the U.S. Supreme Court decided that the U.K. Windfall Tax imposed upon U.K. electric companies privatized between 1984 and 1996 is a creditable tax for U.S. federal income tax purposes. We filed protective claims asserting the creditability of the tax, dependent upon the outcome of the case. As a result of the favorable U.S. Supreme Court decision, we recognized a tax benefit of $80 million, plus $43 million of pretax interest income in the second quarter of 2013. The tax benefit and interest income resulted in an increase in net income of $108 million, but did not result in the receipt of cash in 2013.

We recognize interest accruals related to uncertain tax positions in interest income or expense, as applicable, and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following table shows amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2013	2012	2011
	(in millions)
Interest Expense	$1	$11	$8
Interest Income	51	-	22
Reversal of Prior Period Interest Expense	-	1	13

The following table shows balances for amounts accrued for the receipt of interest and the payment of interest and penalties:

	December 31,
	2013	2012
	(in millions)
Accrual for Receipt of Interest	$43	$-
Accrual for Payment of Interest and Penalties	5	7

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012	2011
	(in millions)
Balance as of January 1,	$267	$168	$219
Increase - Tax Positions Taken During a Prior Period	-	23	51
Decrease - Tax Positions Taken During a Prior Period	(94)	(16)	(43)
Increase - Tax Positions Taken During the Current Year	2	121	10
Decrease - Tax Positions Taken During the Current Year	-	-	-
Decrease - Settlements with Taxing Authorities	-	(25)	(31)
Decrease - Lapse of the Applicable Statute of Limitations	-	(4)	(38)
Balance as of December 31,	$175	$267	$168

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate is $87 million, $149 million and $111 million for 2013, 2012 and 2011, respectively. We believe there will be no significant net increase or decrease in unrecognized tax benefits within 12 months of the reporting date.

Federal Tax Legislation

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013. Included in the 2012 Act was a one-year extension of 50% bonus depreciation. The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011. The enacted provisions will not materially impact net income or financial condition but did have a favorable impact on cash flows in 2013.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014. In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry. The impact of these final regulations is not material to net income, cash flows or financial condition.

State Tax Legislation

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rate from 8.5% to 6.5%. The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012 with the final reduction occurring in years beginning after June 30, 2015.

In May 2011, Michigan repealed its Business Tax regime and replaced it with a traditional corporate net income tax rate of 6%, effective January 1, 2012.

During the third quarter of 2013, it was determined that the state of West Virginia had achieved certain minimum levels of shortfall reserve funds. As a result, the West Virginia corporate income tax rate will be reduced from 7.0% to 6.5% in 2014. The enacted provisions will not materially impact net income, cash flows or financial condition.

Appalachian Power Co [Member]
Income Taxes

11. INCOME TAXES

The details of the Registrant Subsidiaries' income taxes as reported are as follows:

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$58,441	$(49,067)	$92,625	$7,689	$(10,866)
Deferred	75,714	129,109	134,463	53,788	81,888
Deferred Investment Tax Credits	(1,220)	(4,931)	(1,418)	4,408	(1,561)
Income Tax Expense	$132,935	$75,111	$225,670	$65,885	$69,461

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

APCo	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Net Income	$193,211	$257,503	$162,758
Income Tax Expense	132,935	165,527	89,860
Pretax Income	$326,146	$423,030	$252,618

Income Taxes on Pretax Income at Statutory Rate (35%)	$114,151	$148,061	$88,416
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	20,286	20,424	17,923
Investment Tax Credits, Net	(1,220)	(1,240)	(2,569)
State and Local Income Taxes, Net	2,707	3,175	(35,532)
Removal Costs	(6,454)	(6,641)	(4,447)
AFUDC	(1,420)	(1,145)	(5,314)
Medicare Subsidy	-	382	4,908
Valuation Allowance	5,062	5,674	30,541
Other	(177)	(3,163)	(4,066)
Income Tax Expense	$132,935	$165,527	$89,860

Effective Income Tax Rate	40.8%	39.1%	35.6%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

APCo	December 31,
	2013	2012
	(in thousands)
Deferred Tax Assets	$548,966	$526,665
Deferred Tax Liabilities	(2,788,306)	(2,467,063)
Net Deferred Tax Liabilities	$(2,239,340)	$(1,940,398)

Property Related Temporary Differences	$(1,725,853)	$(1,416,426)
Amounts Due from Customers for Future Federal Income Taxes	(94,775)	(100,520)
Deferred State Income Taxes	(246,247)	(230,490)
Regulatory Assets	(104,824)	(161,274)
Securitized Assets	(130,834)	-
Deferred Income Taxes on Other Comprehensive Loss	(1,589)	16,099
Deferred Fuel and Purchased Power	24,646	(115,900)
Net Operating Loss Carryforward	45,177	69,580
Tax Credit Carryforward	21,940	13,199
Valuation Allowance	(41,277)	(36,215)
All Other, Net	14,296	21,549
Net Deferred Tax Liabilities	$(2,239,340)	$(1,940,398)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to its subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2011. The Registrant Subsidiaries completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not materially impact the Registrant Subsidiaries' net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011 and was completed in the second quarter of 2013. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions. Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions. These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions. However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities. Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. The Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M recognized federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences. In 2012, SWEPCo recognized a federal net income tax operating loss of $858 million driven primarily by bonus depreciation. APCo, I&M, OPCo, PSO and SWEPCo also had state net income tax operating loss carryforwards as indicated in the table below.

		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$8,810	2026
APCo	Virginia	300,637	2031
APCo	West Virginia	489,860	2032
I&M	Indiana	50,425	2033
OPCo	West Virginia	235,636	2032
PSO	Oklahoma	110,615	2033
SWEPCo	Louisiana	422,946	2028
SWEPCo	Oklahoma	2,835	2033

As a result, APCo, I&M, OPCo, PSO and SWEPCo recognized deferred federal and/or state and local income tax benefits in 2011 and/or 2012 and/or 2013. At the end of 2013, APCo, I&M and SWEPCo have $12 million, $13 million and $167 million, respectively, of unrealized federal net operating loss carryforward. Management anticipates future taxable income will be sufficient to realize the remaining net income tax operating loss tax benefits before the federal carryforward expires after 2032. Management also anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits. As of December 31, 2013, the Registrant Subsidiaries have federal tax credit carryforwards and APCo and PSO have state tax credit carryforwards as indicated in the table below. If these credits are not utilized, federal general business tax credits will expire in the years 2029 through 2032 and state coal tax credits will expire in the years 2014 through 2022.

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$21,432	$8,504	$76,481	$28,255
I&M	2,587	2,587	-	-
OPCo	20,000	1,714	-	-
PSO	565	543	21,114	21,114
SWEPCo	884	759	-	-

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. APCo does not anticipate that state taxable income will be sufficient in future periods to realize the tax benefits of all state tax credits before they expire unused and a valuation allowance has been provided accordingly.

Valuation Allowance

Management assesses past results and future operations to estimate and evaluate available positive and negative evidence to determine whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated was the net income tax operating losses sustained in 2012, 2011 and 2009. The positive evidence considered by management includes the history of positive pretax income and the fact that the tax losses resulted from temporary differences that will reverse in future periods. On the basis of the evaluation of all available positive and negative evidence, as of December 31, 2013, a valuation allowance of $41.3 million for state tax credits, net of federal tax, has been recorded by APCo in order to recognize only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are materially impacted.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2013			2012
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense
	(in thousands)
APCo	$-	$1,089	$-	$62	$-	$183
I&M	-	597	-	1,355	-	-
OPCo	-	1,892	-	266	-	504
PSO	-	135	-	259	-	294
SWEPCo	215	-	-	286	-	271

	Year Ended December 31, 2011
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense

	(in thousands)
APCo	$737	$3,229	$2,416
I&M	-	2,681	638
OPCo	1,213	5,173	4,019
PSO	239	344	3,123
SWEPCo	1,382	1,991	2,255

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2013	2012
	(in thousands)
APCo	$-	$-
I&M	-	-
OPCo	-	-
PSO	209	15
SWEPCo	172	-

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2013	2012
	(in thousands)
APCo	$158	$271
I&M	957	1,337
OPCo	407	451
PSO	562	424
SWEPCo	1,167	1,061

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2013	$5,253	$15,085	$11,052	$2,273	$9,553
Increase - Tax Positions Taken During
a Prior Period	-	-	-	-	-
Decrease - Tax Positions Taken During
a Prior Period	(4,089)	(11,921)	(8,966)	(103)	(3,158)
Increase - Tax Positions Taken During
the Current Year	-	-	-	14	1,301
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	-	-	-	-	(94)
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	-	-
Balance as of December 31, 2013	$1,164	$3,164	$2,086	$2,184	$7,602

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase - Tax Positions Taken During
a Prior Period	-	2,266	1,360	421	2,806
Decrease - Tax Positions Taken During
a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(1,674)	-	(20,291)	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance as of December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2013	2012	2011
	(in thousands)
APCo	$-	$-	$806
I&M	1,220	1,220	654
OPCo	674	674	21,177
PSO	827	818	1,882
SWEPCo	4,357	3,512	3,717

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013. Included in the 2012 Act was a one-year extension of 50% bonus depreciation. The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011. The enacted provisions will not materially impact the Registrant Subsidiaries' net income or financial condition but did have a favorable impact on cash flows in 2013.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014. In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry. The impact of these final regulations is not material to net income, cash flows or financial condition except for an approximate $10 million reduction to I&M's cash flows in 2014.

State Tax Legislation – Affecting APCo, I&M and OPCo

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rate from 8.5% to 6.5%. The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012 with the final reduction occurring in years beginning after June 30, 2015.

In May 2011, Michigan repealed its Business Tax regime and replaced it with a traditional corporate net income tax rate of 6%, effective January 1, 2012.

During the third quarter of 2013, it was determined that the state of West Virginia had achieved certain minimum levels of shortfall reserve funds. As a result, the West Virginia corporate income tax rate will be reduced from 7.0% to 6.5% in 2014. The enacted provisions will not materially impact the Registrant Subsidiaries' net income, cash flows or financial condition.

Indiana Michigan Power Co [Member]
Income Taxes

11. INCOME TAXES

The details of the Registrant Subsidiaries' income taxes as reported are as follows:

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$58,441	$(49,067)	$92,625	$7,689	$(10,866)
Deferred	75,714	129,109	134,463	53,788	81,888
Deferred Investment Tax Credits	(1,220)	(4,931)	(1,418)	4,408	(1,561)
Income Tax Expense	$132,935	$75,111	$225,670	$65,885	$69,461

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

I&M	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Net Income	$177,504	$118,457	$149,674
Income Tax Expense	75,111	39,344	51,760
Pretax Income	$252,615	$157,801	$201,434

Income Taxes on Pretax Income at Statutory Rate (35%)	$88,415	$55,230	$70,502
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	10,057	8,659	7,895
Investment Tax Credits, Net	(4,931)	(4,502)	(2,783)
State and Local Income Taxes, Net	(882)	(1,559)	(1,376)
Removal Costs	(9,432)	(5,490)	(5,566)
AFUDC	(10,555)	(7,218)	(9,223)
Other	2,439	(5,776)	(7,689)
Income Tax Expense	$75,111	$39,344	$51,760

Effective Income Tax Rate	29.7%	24.9%	25.7%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

I&M	December 31,
	2013	2012
	(in thousands)
Deferred Tax Assets	$843,630	$831,724
Deferred Tax Liabilities	(2,043,810)	(1,842,791)
Net Deferred Tax Liabilities	$(1,200,180)	$(1,011,067)

Property Related Temporary Differences	$(390,829)	$(351,682)
Amounts Due from Customers for Future Federal Income Taxes	(39,137)	(37,633)
Deferred State Income Taxes	(137,162)	(112,388)
Deferred Income Taxes on Other Comprehensive Loss	8,351	15,553
Accrued Nuclear Decommissioning	(553,794)	(475,223)
Net Operating Loss Carryforward	15,690	31,233
Regulatory Assets	(59,008)	(88,696)
All Other, Net	(44,291)	7,769
Net Deferred Tax Liabilities	$(1,200,180)	$(1,011,067)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to its subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2011. The Registrant Subsidiaries completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not materially impact the Registrant Subsidiaries' net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011 and was completed in the second quarter of 2013. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions. Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions. These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions. However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities. Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. The Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M recognized federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences. In 2012, SWEPCo recognized a federal net income tax operating loss of $858 million driven primarily by bonus depreciation. APCo, I&M, OPCo, PSO and SWEPCo also had state net income tax operating loss carryforwards as indicated in the table below.

		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$8,810	2026
APCo	Virginia	300,637	2031
APCo	West Virginia	489,860	2032
I&M	Indiana	50,425	2033
OPCo	West Virginia	235,636	2032
PSO	Oklahoma	110,615	2033
SWEPCo	Louisiana	422,946	2028
SWEPCo	Oklahoma	2,835	2033

As a result, APCo, I&M, OPCo, PSO and SWEPCo recognized deferred federal and/or state and local income tax benefits in 2011 and/or 2012 and/or 2013. At the end of 2013, APCo, I&M and SWEPCo have $12 million, $13 million and $167 million, respectively, of unrealized federal net operating loss carryforward. Management anticipates future taxable income will be sufficient to realize the remaining net income tax operating loss tax benefits before the federal carryforward expires after 2032. Management also anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits. As of December 31, 2013, the Registrant Subsidiaries have federal tax credit carryforwards and APCo and PSO have state tax credit carryforwards as indicated in the table below. If these credits are not utilized, federal general business tax credits will expire in the years 2029 through 2032 and state coal tax credits will expire in the years 2014 through 2022.

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$21,432	$8,504	$76,481	$28,255
I&M	2,587	2,587	-	-
OPCo	20,000	1,714	-	-
PSO	565	543	21,114	21,114
SWEPCo	884	759	-	-

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. APCo does not anticipate that state taxable income will be sufficient in future periods to realize the tax benefits of all state tax credits before they expire unused and a valuation allowance has been provided accordingly.

Valuation Allowance

Management assesses past results and future operations to estimate and evaluate available positive and negative evidence to determine whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated was the net income tax operating losses sustained in 2012, 2011 and 2009. The positive evidence considered by management includes the history of positive pretax income and the fact that the tax losses resulted from temporary differences that will reverse in future periods. On the basis of the evaluation of all available positive and negative evidence, as of December 31, 2013, a valuation allowance of $41.3 million for state tax credits, net of federal tax, has been recorded by APCo in order to recognize only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are materially impacted.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2013			2012
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense
	(in thousands)
APCo	$-	$1,089	$-	$62	$-	$183
I&M	-	597	-	1,355	-	-
OPCo	-	1,892	-	266	-	504
PSO	-	135	-	259	-	294
SWEPCo	215	-	-	286	-	271

	Year Ended December 31, 2011
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense

	(in thousands)
APCo	$737	$3,229	$2,416
I&M	-	2,681	638
OPCo	1,213	5,173	4,019
PSO	239	344	3,123
SWEPCo	1,382	1,991	2,255

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2013	2012
	(in thousands)
APCo	$-	$-
I&M	-	-
OPCo	-	-
PSO	209	15
SWEPCo	172	-

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2013	2012
	(in thousands)
APCo	$158	$271
I&M	957	1,337
OPCo	407	451
PSO	562	424
SWEPCo	1,167	1,061

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2013	$5,253	$15,085	$11,052	$2,273	$9,553
Increase - Tax Positions Taken During
a Prior Period	-	-	-	-	-
Decrease - Tax Positions Taken During
a Prior Period	(4,089)	(11,921)	(8,966)	(103)	(3,158)
Increase - Tax Positions Taken During
the Current Year	-	-	-	14	1,301
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	-	-	-	-	(94)
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	-	-
Balance as of December 31, 2013	$1,164	$3,164	$2,086	$2,184	$7,602

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase - Tax Positions Taken During
a Prior Period	-	2,266	1,360	421	2,806
Decrease - Tax Positions Taken During
a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(1,674)	-	(20,291)	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance as of December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2013	2012	2011
	(in thousands)
APCo	$-	$-	$806
I&M	1,220	1,220	654
OPCo	674	674	21,177
PSO	827	818	1,882
SWEPCo	4,357	3,512	3,717

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013. Included in the 2012 Act was a one-year extension of 50% bonus depreciation. The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011. The enacted provisions will not materially impact the Registrant Subsidiaries' net income or financial condition but did have a favorable impact on cash flows in 2013.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014. In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry. The impact of these final regulations is not material to net income, cash flows or financial condition except for an approximate $10 million reduction to I&M's cash flows in 2014.

State Tax Legislation – Affecting APCo, I&M and OPCo

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rate from 8.5% to 6.5%. The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012 with the final reduction occurring in years beginning after June 30, 2015.

In May 2011, Michigan repealed its Business Tax regime and replaced it with a traditional corporate net income tax rate of 6%, effective January 1, 2012.

During the third quarter of 2013, it was determined that the state of West Virginia had achieved certain minimum levels of shortfall reserve funds. As a result, the West Virginia corporate income tax rate will be reduced from 7.0% to 6.5% in 2014. The enacted provisions will not materially impact the Registrant Subsidiaries' net income, cash flows or financial condition.

Ohio Power Co [Member]
Income Taxes

11. INCOME TAXES

The details of the Registrant Subsidiaries' income taxes as reported are as follows:

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$58,441	$(49,067)	$92,625	$7,689	$(10,866)
Deferred	75,714	129,109	134,463	53,788	81,888
Deferred Investment Tax Credits	(1,220)	(4,931)	(1,418)	4,408	(1,561)
Income Tax Expense	$132,935	$75,111	$225,670	$65,885	$69,461

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

OPCo	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Net Income	$409,980	$343,534	$464,993
Income Tax Expense	225,670	144,283	213,697
Pretax Income	$635,650	$487,817	$678,690

Income Taxes on Pretax Income at Statutory Rate (35%)	$222,478	$170,736	$237,542
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	6,759	5,239	6,368
Investment Tax Credits, Net	(1,418)	(1,849)	(2,380)
State and Local Income Taxes, Net	3,327	(18,291)	(3,222)
Parent Company Loss Benefit	(2,154)	(11,915)	(7,117)
Other	(3,322)	363	(17,494)
Income Tax Expense	$225,670	$144,283	$213,697

Effective Income Tax Rate	35.5%	29.6%	31.5%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

OPCo	December 31,
	2013	2012
	(in thousands)
Deferred Tax Assets	$183,085	$505,003
Deferred Tax Liabilities	(1,477,691)	(2,851,068)
Net Deferred Tax Liabilities	$(1,294,606)	$(2,346,065)

Property Related Temporary Differences	$(841,607)	$(2,061,841)
Amounts Due from Customers for Future Federal Income Taxes	(51,946)	(59,291)
Deferred State Income Taxes	(28,569)	(90,001)
Regulatory Assets	(215,535)	(190,273)
Deferred Income Taxes on Other Comprehensive Loss	(3,812)	89,236
Impairment Loss	-	100,459
Deferred Fuel and Purchased Power	(176,192)	(199,997)
All Other, Net	23,055	65,643
Net Deferred Tax Liabilities	$(1,294,606)	$(2,346,065)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to its subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2011. The Registrant Subsidiaries completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not materially impact the Registrant Subsidiaries' net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011 and was completed in the second quarter of 2013. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions. Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions. These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions. However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities. Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. The Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M recognized federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences. In 2012, SWEPCo recognized a federal net income tax operating loss of $858 million driven primarily by bonus depreciation. APCo, I&M, OPCo, PSO and SWEPCo also had state net income tax operating loss carryforwards as indicated in the table below.

		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$8,810	2026
APCo	Virginia	300,637	2031
APCo	West Virginia	489,860	2032
I&M	Indiana	50,425	2033
OPCo	West Virginia	235,636	2032
PSO	Oklahoma	110,615	2033
SWEPCo	Louisiana	422,946	2028
SWEPCo	Oklahoma	2,835	2033

As a result, APCo, I&M, OPCo, PSO and SWEPCo recognized deferred federal and/or state and local income tax benefits in 2011 and/or 2012 and/or 2013. At the end of 2013, APCo, I&M and SWEPCo have $12 million, $13 million and $167 million, respectively, of unrealized federal net operating loss carryforward. Management anticipates future taxable income will be sufficient to realize the remaining net income tax operating loss tax benefits before the federal carryforward expires after 2032. Management also anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits. As of December 31, 2013, the Registrant Subsidiaries have federal tax credit carryforwards and APCo and PSO have state tax credit carryforwards as indicated in the table below. If these credits are not utilized, federal general business tax credits will expire in the years 2029 through 2032 and state coal tax credits will expire in the years 2014 through 2022.

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$21,432	$8,504	$76,481	$28,255
I&M	2,587	2,587	-	-
OPCo	20,000	1,714	-	-
PSO	565	543	21,114	21,114
SWEPCo	884	759	-	-

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. APCo does not anticipate that state taxable income will be sufficient in future periods to realize the tax benefits of all state tax credits before they expire unused and a valuation allowance has been provided accordingly.

Valuation Allowance

Management assesses past results and future operations to estimate and evaluate available positive and negative evidence to determine whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated was the net income tax operating losses sustained in 2012, 2011 and 2009. The positive evidence considered by management includes the history of positive pretax income and the fact that the tax losses resulted from temporary differences that will reverse in future periods. On the basis of the evaluation of all available positive and negative evidence, as of December 31, 2013, a valuation allowance of $41.3 million for state tax credits, net of federal tax, has been recorded by APCo in order to recognize only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are materially impacted.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2013			2012
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense
	(in thousands)
APCo	$-	$1,089	$-	$62	$-	$183
I&M	-	597	-	1,355	-	-
OPCo	-	1,892	-	266	-	504
PSO	-	135	-	259	-	294
SWEPCo	215	-	-	286	-	271

	Year Ended December 31, 2011
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense

	(in thousands)
APCo	$737	$3,229	$2,416
I&M	-	2,681	638
OPCo	1,213	5,173	4,019
PSO	239	344	3,123
SWEPCo	1,382	1,991	2,255

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2013	2012
	(in thousands)
APCo	$-	$-
I&M	-	-
OPCo	-	-
PSO	209	15
SWEPCo	172	-

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2013	2012
	(in thousands)
APCo	$158	$271
I&M	957	1,337
OPCo	407	451
PSO	562	424
SWEPCo	1,167	1,061

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2013	$5,253	$15,085	$11,052	$2,273	$9,553
Increase - Tax Positions Taken During
a Prior Period	-	-	-	-	-
Decrease - Tax Positions Taken During
a Prior Period	(4,089)	(11,921)	(8,966)	(103)	(3,158)
Increase - Tax Positions Taken During
the Current Year	-	-	-	14	1,301
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	-	-	-	-	(94)
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	-	-
Balance as of December 31, 2013	$1,164	$3,164	$2,086	$2,184	$7,602

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase - Tax Positions Taken During
a Prior Period	-	2,266	1,360	421	2,806
Decrease - Tax Positions Taken During
a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(1,674)	-	(20,291)	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance as of December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2013	2012	2011
	(in thousands)
APCo	$-	$-	$806
I&M	1,220	1,220	654
OPCo	674	674	21,177
PSO	827	818	1,882
SWEPCo	4,357	3,512	3,717

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013. Included in the 2012 Act was a one-year extension of 50% bonus depreciation. The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011. The enacted provisions will not materially impact the Registrant Subsidiaries' net income or financial condition but did have a favorable impact on cash flows in 2013.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014. In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry. The impact of these final regulations is not material to net income, cash flows or financial condition except for an approximate $10 million reduction to I&M's cash flows in 2014.

State Tax Legislation – Affecting APCo, I&M and OPCo

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rate from 8.5% to 6.5%. The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012 with the final reduction occurring in years beginning after June 30, 2015.

In May 2011, Michigan repealed its Business Tax regime and replaced it with a traditional corporate net income tax rate of 6%, effective January 1, 2012.

During the third quarter of 2013, it was determined that the state of West Virginia had achieved certain minimum levels of shortfall reserve funds. As a result, the West Virginia corporate income tax rate will be reduced from 7.0% to 6.5% in 2014. The enacted provisions will not materially impact the Registrant Subsidiaries' net income, cash flows or financial condition.

Public Service Co of Oklahoma [Member]
Income Taxes

11. INCOME TAXES

The details of the Registrant Subsidiaries' income taxes as reported are as follows:

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$58,441	$(49,067)	$92,625	$7,689	$(10,866)
Deferred	75,714	129,109	134,463	53,788	81,888
Deferred Investment Tax Credits	(1,220)	(4,931)	(1,418)	4,408	(1,561)
Income Tax Expense	$132,935	$75,111	$225,670	$65,885	$69,461

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

PSO	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Net Income	$97,796	$114,141	$124,628
Income Tax Expense	65,885	66,694	67,629
Pretax Income	$163,681	$180,835	$192,257

Income Taxes on Pretax Income at Statutory Rate (35%)	$57,288	$63,292	$67,290
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	164	(10)	(165)
Investment Tax Credits, Net	(776)	(781)	(781)
State and Local Income Taxes, Net	5,423	6,953	4,744
Tax Adjustments	5,268	201	(1,827)
Other	(1,482)	(2,961)	(1,632)
Income Tax Expense	$65,885	$66,694	$67,629

Effective Income Tax Rate	40.3%	36.9%	35.2%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

PSO	December 31,
	2013	2012
	(in thousands)
Deferred Tax Assets	$107,567	$101,561
Deferred Tax Liabilities	(936,791)	(835,054)
Net Deferred Tax Liabilities	$(829,224)	$(733,493)

Property Related Temporary Differences	$(736,160)	$(640,859)
Amounts Due from Customers for Future Federal Income Taxes	(31)	(1,325)
Deferred State Income Taxes	(99,126)	(95,378)
Regulatory Assets	(39,414)	(57,367)
Deferred Income Taxes on Other Comprehensive Loss	(3,100)	(3,489)
Deferred Federal Income Taxes on Deferred State Income Taxes	40,362	39,050
Net Operating Loss Carryforward	4,314	3,892
Tax Credit Carryforward	565	401
All Other, Net	3,366	21,582
Net Deferred Tax Liabilities	$(829,224)	$(733,493)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to its subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2011. The Registrant Subsidiaries completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not materially impact the Registrant Subsidiaries' net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011 and was completed in the second quarter of 2013. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions. Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions. These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions. However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities. Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. The Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M recognized federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences. In 2012, SWEPCo recognized a federal net income tax operating loss of $858 million driven primarily by bonus depreciation. APCo, I&M, OPCo, PSO and SWEPCo also had state net income tax operating loss carryforwards as indicated in the table below.

		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$8,810	2026
APCo	Virginia	300,637	2031
APCo	West Virginia	489,860	2032
I&M	Indiana	50,425	2033
OPCo	West Virginia	235,636	2032
PSO	Oklahoma	110,615	2033
SWEPCo	Louisiana	422,946	2028
SWEPCo	Oklahoma	2,835	2033

As a result, APCo, I&M, OPCo, PSO and SWEPCo recognized deferred federal and/or state and local income tax benefits in 2011 and/or 2012 and/or 2013. At the end of 2013, APCo, I&M and SWEPCo have $12 million, $13 million and $167 million, respectively, of unrealized federal net operating loss carryforward. Management anticipates future taxable income will be sufficient to realize the remaining net income tax operating loss tax benefits before the federal carryforward expires after 2032. Management also anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits. As of December 31, 2013, the Registrant Subsidiaries have federal tax credit carryforwards and APCo and PSO have state tax credit carryforwards as indicated in the table below. If these credits are not utilized, federal general business tax credits will expire in the years 2029 through 2032 and state coal tax credits will expire in the years 2014 through 2022.

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$21,432	$8,504	$76,481	$28,255
I&M	2,587	2,587	-	-
OPCo	20,000	1,714	-	-
PSO	565	543	21,114	21,114
SWEPCo	884	759	-	-

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. APCo does not anticipate that state taxable income will be sufficient in future periods to realize the tax benefits of all state tax credits before they expire unused and a valuation allowance has been provided accordingly.

Valuation Allowance

Management assesses past results and future operations to estimate and evaluate available positive and negative evidence to determine whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated was the net income tax operating losses sustained in 2012, 2011 and 2009. The positive evidence considered by management includes the history of positive pretax income and the fact that the tax losses resulted from temporary differences that will reverse in future periods. On the basis of the evaluation of all available positive and negative evidence, as of December 31, 2013, a valuation allowance of $41.3 million for state tax credits, net of federal tax, has been recorded by APCo in order to recognize only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are materially impacted.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2013			2012
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense
	(in thousands)
APCo	$-	$1,089	$-	$62	$-	$183
I&M	-	597	-	1,355	-	-
OPCo	-	1,892	-	266	-	504
PSO	-	135	-	259	-	294
SWEPCo	215	-	-	286	-	271

	Year Ended December 31, 2011
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense

	(in thousands)
APCo	$737	$3,229	$2,416
I&M	-	2,681	638
OPCo	1,213	5,173	4,019
PSO	239	344	3,123
SWEPCo	1,382	1,991	2,255

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2013	2012
	(in thousands)
APCo	$-	$-
I&M	-	-
OPCo	-	-
PSO	209	15
SWEPCo	172	-

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2013	2012
	(in thousands)
APCo	$158	$271
I&M	957	1,337
OPCo	407	451
PSO	562	424
SWEPCo	1,167	1,061

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2013	$5,253	$15,085	$11,052	$2,273	$9,553
Increase - Tax Positions Taken During
a Prior Period	-	-	-	-	-
Decrease - Tax Positions Taken During
a Prior Period	(4,089)	(11,921)	(8,966)	(103)	(3,158)
Increase - Tax Positions Taken During
the Current Year	-	-	-	14	1,301
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	-	-	-	-	(94)
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	-	-
Balance as of December 31, 2013	$1,164	$3,164	$2,086	$2,184	$7,602

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase - Tax Positions Taken During
a Prior Period	-	2,266	1,360	421	2,806
Decrease - Tax Positions Taken During
a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(1,674)	-	(20,291)	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance as of December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2013	2012	2011
	(in thousands)
APCo	$-	$-	$806
I&M	1,220	1,220	654
OPCo	674	674	21,177
PSO	827	818	1,882
SWEPCo	4,357	3,512	3,717

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013. Included in the 2012 Act was a one-year extension of 50% bonus depreciation. The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011. The enacted provisions will not materially impact the Registrant Subsidiaries' net income or financial condition but did have a favorable impact on cash flows in 2013.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014. In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry. The impact of these final regulations is not material to net income, cash flows or financial condition except for an approximate $10 million reduction to I&M's cash flows in 2014.

Southwestern Electric Power Co [Member]
Income Taxes

11. INCOME TAXES

The details of the Registrant Subsidiaries' income taxes as reported are as follows:

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$58,441	$(49,067)	$92,625	$7,689	$(10,866)
Deferred	75,714	129,109	134,463	53,788	81,888
Deferred Investment Tax Credits	(1,220)	(4,931)	(1,418)	4,408	(1,561)
Income Tax Expense	$132,935	$75,111	$225,670	$65,885	$69,461

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

SWEPCo	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Net Income	$153,819	$202,513	$165,126
Income Tax Expense	69,461	45,858	56,903
Pretax Income	$223,280	$248,371	$222,029

Income Taxes on Pretax Income at Statutory Rate (35%)	$78,148	$86,930	$77,710
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	3,086	2,105	(7)
Depletion	(3,472)	(3,276)	(1,506)
Investment Tax Credits, Net	(1,561)	(550)	(550)
State and Local Income Taxes, Net	(1,453)	(18,010)	4,004
AFUDC	(2,381)	(19,879)	(16,962)
Other	(2,906)	(1,462)	(5,786)
Income Tax Expense	$69,461	$45,858	$56,903

Effective Income Tax Rate	31.1%	18.5%	25.6%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

SWEPCo	December 31,
	2013	2012
	(in thousands)
Deferred Tax Assets	$359,529	$286,133
Deferred Tax Liabilities	(1,453,710)	(1,260,281)
Net Deferred Tax Liabilities	$(1,094,181)	$(974,148)

Property Related Temporary Differences	$(1,172,431)	$(997,337)
Amounts Due from Customers for Future Federal Income Taxes	(43,116)	(43,090)
Deferred State Income Taxes	(118,179)	(98,630)
Regulatory Assets	(5,290)	(12,922)
Deferred Income Taxes on Other Comprehensive Loss	4,548	9,618
Impairment Loss - Turk Plant	21,295	21,700
Net Operating Loss Carryforward	189,128	104,738
All Other, Net	29,864	41,775
Net Deferred Tax Liabilities	$(1,094,181)	$(974,148)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to its subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2011. The Registrant Subsidiaries completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not materially impact the Registrant Subsidiaries' net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011 and was completed in the second quarter of 2013. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions. Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions. These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions. However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities. Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. The Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M recognized federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences. In 2012, SWEPCo recognized a federal net income tax operating loss of $858 million driven primarily by bonus depreciation. APCo, I&M, OPCo, PSO and SWEPCo also had state net income tax operating loss carryforwards as indicated in the table below.

		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$8,810	2026
APCo	Virginia	300,637	2031
APCo	West Virginia	489,860	2032
I&M	Indiana	50,425	2033
OPCo	West Virginia	235,636	2032
PSO	Oklahoma	110,615	2033
SWEPCo	Louisiana	422,946	2028
SWEPCo	Oklahoma	2,835	2033

As a result, APCo, I&M, OPCo, PSO and SWEPCo recognized deferred federal and/or state and local income tax benefits in 2011 and/or 2012 and/or 2013. At the end of 2013, APCo, I&M and SWEPCo have $12 million, $13 million and $167 million, respectively, of unrealized federal net operating loss carryforward. Management anticipates future taxable income will be sufficient to realize the remaining net income tax operating loss tax benefits before the federal carryforward expires after 2032. Management also anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits. As of December 31, 2013, the Registrant Subsidiaries have federal tax credit carryforwards and APCo and PSO have state tax credit carryforwards as indicated in the table below. If these credits are not utilized, federal general business tax credits will expire in the years 2029 through 2032 and state coal tax credits will expire in the years 2014 through 2022.

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$21,432	$8,504	$76,481	$28,255
I&M	2,587	2,587	-	-
OPCo	20,000	1,714	-	-
PSO	565	543	21,114	21,114
SWEPCo	884	759	-	-

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. APCo does not anticipate that state taxable income will be sufficient in future periods to realize the tax benefits of all state tax credits before they expire unused and a valuation allowance has been provided accordingly.

Valuation Allowance

Management assesses past results and future operations to estimate and evaluate available positive and negative evidence to determine whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated was the net income tax operating losses sustained in 2012, 2011 and 2009. The positive evidence considered by management includes the history of positive pretax income and the fact that the tax losses resulted from temporary differences that will reverse in future periods. On the basis of the evaluation of all available positive and negative evidence, as of December 31, 2013, a valuation allowance of $41.3 million for state tax credits, net of federal tax, has been recorded by APCo in order to recognize only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are materially impacted.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2013			2012
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense
	(in thousands)
APCo	$-	$1,089	$-	$62	$-	$183
I&M	-	597	-	1,355	-	-
OPCo	-	1,892	-	266	-	504
PSO	-	135	-	259	-	294
SWEPCo	215	-	-	286	-	271

	Year Ended December 31, 2011
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense

	(in thousands)
APCo	$737	$3,229	$2,416
I&M	-	2,681	638
OPCo	1,213	5,173	4,019
PSO	239	344	3,123
SWEPCo	1,382	1,991	2,255

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2013	2012
	(in thousands)
APCo	$-	$-
I&M	-	-
OPCo	-	-
PSO	209	15
SWEPCo	172	-

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2013	2012
	(in thousands)
APCo	$158	$271
I&M	957	1,337
OPCo	407	451
PSO	562	424
SWEPCo	1,167	1,061

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2013	$5,253	$15,085	$11,052	$2,273	$9,553
Increase - Tax Positions Taken During
a Prior Period	-	-	-	-	-
Decrease - Tax Positions Taken During
a Prior Period	(4,089)	(11,921)	(8,966)	(103)	(3,158)
Increase - Tax Positions Taken During
the Current Year	-	-	-	14	1,301
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	-	-	-	-	(94)
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	-	-
Balance as of December 31, 2013	$1,164	$3,164	$2,086	$2,184	$7,602

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase - Tax Positions Taken During
a Prior Period	-	2,266	1,360	421	2,806
Decrease - Tax Positions Taken During
a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(1,674)	-	(20,291)	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance as of December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2013	2012	2011
	(in thousands)
APCo	$-	$-	$806
I&M	1,220	1,220	654
OPCo	674	674	21,177
PSO	827	818	1,882
SWEPCo	4,357	3,512	3,717

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013. Included in the 2012 Act was a one-year extension of 50% bonus depreciation. The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011. The enacted provisions will not materially impact the Registrant Subsidiaries' net income or financial condition but did have a favorable impact on cash flows in 2013.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014. In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry. The impact of these final regulations is not material to net income, cash flows or financial condition except for an approximate $10 million reduction to I&M's cash flows in 2014.